Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2019
Trade and other payables [abstract]
Schedule of trade and other payables

	June 30, 2019	June 30, 2018
Trade payables	12,151	15,786
Sales, rental and services payments received in advance	3,157	5,281
Construction obligations	931	859
Accrued invoices	471	1,477
Deferred income	95	58
Total trade payables	16,805	23,461
Dividends payable to non-controlling shareholders	143	191
Tax payables	293	505
Construction provisions	1,015	2,247
Other payables	2,058	2,147
Total other payables	3,509	5,090
Total trade and other payables	20,314	28,551
Non-current	1,753	5,624
Current	18,561	22,927
Total	20,314	28,551